Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Letters of guarantee and letters of credit	$ 590	$ 590
Vitol S.A. | Navios Logistics
Guarantee and indemnity letter	$ 12,000
Guarantees	Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2017.
Three pushboats | Navios Logistics
Contractual Obligation	$ 11,557
Expansion of dry port facility | Navios Logistics
Contractual Obligation	93,976
Chartered-in fleet acquisition | Navios Logistics
Contractual Obligation	$ 3,825
Newbuilding owned vessels | Navios Logistics
Number of vessels acquired	2
Contractual Obligation	$ 58,660
Date of delivery	January 2016